VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 312-609-7500 FAX: 312-609-5505 CHICAGO • NEW YORK CITY • WASHINGTON, D.C.
RENEE M. HARDT
312-609-7616
rhardt@vedderprice.com
April 29, 2010
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	EquiTrust Variable Insurance Series Fund Post-Effective Amendment No. 32 under the Securities Act of 1933 and Amendment No. 33 under Investment Company Act of 1940 File Nos. 33-12791 and 811-05069
To the Commission:
     EquiTrust Variable Insurance Series Fund (the “Fund”) is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Fund’s Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A (Amendment No. 33 under the 1940 Act), including exhibits.
     This Amendment is being filed pursuant to the conditions and requirements of Rule 485(b) under the 1933 Act for the purpose of updating the Fund’s financial statements and making certain other non-material changes. This Amendment is intended to become effective on May 1, 2009.
     Pursuant to the requirements of paragraph (b)(4) of Rule 485 under the 1933 Act, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective under paragraph (b) of Rule 485. Please contact the undersigned at
(312) 609-7616 if you have any questions.
Very truly yours,
/s/ Renee M. Hardt
Renee M. Hardt
RMH/ser
Enclosures